UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22154

Grail Advisors ETF Trust
(Exact name of registrant as specified in charter)

One Ferry Building
Suite 255
San Francisco, CA	94111
(Address of principal executive offices)	(Zip code)

William M. Thomas
One Ferry Building
Suite 255
San Francisco, CA 94111
(Name and address of agent for service)

Registrant's telephone number, including area code:	(415) 677-5870

Date of fiscal year end:	October 31, 2009
Date of reporting period:	July 31, 2009

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments. GRAIL AMERICAN BEACON LARGE CAP VALUE ETF SCHEDULE OF INVESTMENTS JULY 31, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS—97.7%

Automobiles & Components—0.5%
Gentex Corp.	1,367	$ 20,464

Banks—6.8%
Comerica, Inc.	433	10,323
KeyCorp	3,013	17,415
M&T Bank Corp.	667	38,899
Mitsubishi UFJ Financial Group, Inc. (a)	5,981	37,082
PNC Financial Services Group, Inc.	1,239	45,422
SunTrust Banks, Inc.	303	5,909
Synovus Financial Corp.	4,235	14,865
U.S. Bancorp	1,212	24,737
Wells Fargo & Co.	3,286	80,375
Zions Bancorporation	1,240	16,839

Total Banks		291,866

Capital Goods—11.2%
3M Co.	621	43,793
Boeing Co.	1,597	68,527
Caterpillar, Inc.	394	17,360
Cummins, Inc.	665	28,602
Deere & Co.	691	30,224
Eaton Corp.	364	18,899
Empresa Brasileira de Aeronautica SA (a)	1,008	19,646
General Electric Co.	2,213	29,654
Honeywell International, Inc.	1,388	48,164
Northrop Grumman Corp.	1,276	56,884
PACCAR, Inc.	702	24,324
Raytheon Co.	970	45,542
Textron, Inc.	849	11,411
Tyco International Ltd.	984	29,736
United Technologies Corp.	91	4,957

Total Capital Goods		477,723

Consumer Durables & Apparel—1.1%
Fortune Brands, Inc.	314	12,425
Polo Ralph Lauren Corp.	552	34,804

Total Consumer Durables & Apparel		47,229

See notes to scheduule of investments.

Investments	Shares	Value
Diversified Financials—7.6%
American Express Co.	556	$ 15,751
Bank of America Corp.	8,474	125,330
Bank of New York Mellon Corp.	470	12,850
Charles Schwab Corp.	1,085	19,389
Citigroup, Inc.	3,807	12,069
JPMorgan Chase & Co.	3,610	139,527

Total Diversified Financials		324,916

Energy—7.6%
Chevron Corp.	818	56,826
ConocoPhillips	3,007	131,436
Devon Energy Corp.	940	54,605
Royal Dutch Shell PLC (a)	1,091	57,310
Weatherford International Ltd. *	1,334	25,026

Total Energy		325,203

Food & Staples Retailing—1.8%
Safeway, Inc.	3,477	65,820
Wal-Mart Stores, Inc.	200	9,976

Total Food & Staples Retailing		75,796

Food Beverage & Tobacco—7.6%
Coca-Cola Co.	387	19,288
ConAgra Foods, Inc.	1,907	37,434
Diageo PLC (a)	664	41,420
H.J. Heinz Co.	424	16,307
Hershey Co.	985	39,351
Kellogg Co.	894	42,465
Kraft Foods, Inc. Class A	515	14,595
Lorillard Inc.	196	14,449
PepsiCo, Inc.	318	18,047
Philip Morris International, Inc.	1,016	47,346
Unilever NV (b)	1,288	35,034

Total Food Beverage & Tobacco		325,736

Health Care Equipment & Services—4.1%
Baxter International, Inc.	943	53,156
Cigna Corp.	1,334	37,886
Hospira, Inc. *	734	28,208
UnitedHealth Group, Inc.	667	18,716
Universal Health Services, Inc. Class B	446	24,802
Zimmer Holdings, Inc. *	285	13,281

Total Health Care Equipment & Services		176,049

See notes to schedule of investments.

Investments	Shares	Value
Household & Personal Products—1.3%
Procter & Gamble Co.	303	$ 16,820
L'Oreal SA (a)	2,173	37,592

Total Household & Personal Products		54,412

Insurance—6.0%
ACE Ltd.	879	43,124
Aflac, Inc.	476	18,021
Allstate Corp.	841	22,631
Genworth Financial, Inc. Class A	1,625	11,213
Hartford Financial Services Group, Inc.	682	11,246
MetLife, Inc.	1,528	51,876
Prudential Financial, Inc.	411	18,195
Travelers Cos., Inc.	1,355	58,360
XL Capital Ltd. Class A	1,705	24,006

Total Insurance		258,672

Materials—3.5%
Air Products & Chemicals, Inc.	740	55,205
Alcoa, Inc.	1,408	16,558
Dow Chemical Co.	1,290	27,309
E.I. Du Pont de Nemours & Co.	485	15,001
Eastman Chemical Co.	79	3,923
PPG Industries, Inc.	553	30,415

Total Materials		148,411

Media—1.2%
CBS Corp. Class B (c)	1,697	13,898
Interpublic Group of Cos., Inc. *	2,025	10,550
Walt Disney Co.	1,091	27,407

Total Media		51,855

Pharmaceuticals, Biotechnology—7.4%
Amgen, Inc. *	333	20,749
Bristol-Myers Squibb Co.	1,379	29,979
Eli Lilly & Co.	1,866	65,106
Johnson & Johnson	715	43,536
Merck & Co., Inc.	997	29,920
Pfizer, Inc.	2,701	43,027
Schering-Plough Corp.	1,973	52,304
Wyeth	697	32,445

Total Pharmaceuticals, Biotechnology		317,066

See notes to schedule of investments.

Investments	Shares	Value
Retailing—4.4%
Gap, Inc.	756	$ 12,338
Home Depot, Inc.	3,450	89,493
JC Penney Co., Inc.	1,735	52,310
Limited Brands, Inc.	552	7,143
Target Corp.	637	27,786

Total Retailing		189,070

Semiconductors & Semiconductor Equipment—1.5%
Intel Corp.	1,303	25,083
Texas Instruments, Inc.	1,598	38,432

Total Semiconductors & Semiconductor Equipment		63,515

Software & Services—5.4%
Adobe Systems, Inc. *	1,040	33,717
CA, Inc.	2,595	54,858
eBay, Inc. *	1,155	24,544
Microsoft Corp.	2,154	50,662
Oracle Corp.	3,341	73,936

Total Software & Services		237,717

Technology Hardware & Equipment—8.0%
Alcatel-Lucent * (a)	2,446	6,751
Apple, Inc. *	355	58,003
Dell, Inc. *	1,228	16,431
EMC Corp. *	2,983	44,924
Hewlett-Packard Co.	1,102	47,717
International Business Machines Corp.	909	107,198
Molex, Inc. Class A	1,131	18,820
Nokia OYJ (a)	615	8,204
Tyco Electronics Ltd	1,658	35,597

Total Technology Hardware & Equipment		343,645

Telecommunication Services—3.6%
AT&T, Inc.	1,697	44,512
Verizon Communications, Inc.	1,394	44,706
Vodafone Group PLC (a)	3,128	64,374

Total Telecommunication Services		153,592

Transportation—1.7%
Burlington Northern Santa Fe Corp.	242	19,019
FedEx Corp.	771	52,304

Total Transportation		71,323

See notes to schedule of investments.

Investments	Shares	Value
Utilities—5.4%
Dominion Resources, Inc.	1,322	$ 44,684
Edison International	671	21,687
Entergy Corp.	197	15,825
Exelon Corp.	668	33,974
FPL Group, Inc.	1,152	65,283
Public Service Enterprise Group, Inc.	667	21,644
Questar Corp.	837	27,680

Total Utilities		230,777

TOTAL COMMON STOCKS		4,185,037
(Cost $3,795,242)

SHORT TERM INVESTMENTS — 1.2%
Bank Deposit—1.2%
Bank of New York Cash Reserve 0.05%
(Cost $54,405)		$ 54,405

Total Investments—98.9%
(Cost $3,849,647)		4,239,442
Other Assets in Excess of Liabilities —1.1%		45,034

Net Assets—100.0%		$ 4,284,476

*	Non–income producing security.
(a)	American Depository Receipts.
(b)	Registered Shares
(c)	Non-voting Shares.
                                                                                                              See notes to schedule of investments.

GRAIL ADVISORS ETF TRUST NOTES TO SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

1. ORGANIZATION

Grail Advisors ETF Trust, (the ‘‘Trust’’) was organized as a Delaware statutory trust on December 7, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of one active fund the Grail American Beacon Large Cap Value ETF. The Fund commenced operations on May 1, 2009.

The Grail American Beacon Large Cap Value Fund (the “Fund”) seeks to achieve its investment objectives of total return by investing at least 80% of the ETF’s net assets (plus the amount of any borrowings for investment purposes) in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The ETF’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation
Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees. The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. New York City Time) every day the New York Stock Exchange is open.

Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Income Taxes
The Funds intend to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

Disclosure about Derivative Instruments
The FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. The Fund has determined that the application of FAS 161 did not have any impact on the results of it operations and financial position.

3. SUMMARY OF FAIR VALUE DISCLOSURE

The Financial Accounting Standard Board’s (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”), provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of July 31, 2009 in valuing the Funds’ assets carried at fair value:

Grail American Beacon Large Cap Value ETF

Other
	Investments	Financial
Valuation Inputs	in Securities	Investments*
Level 1 - Quoted Prices
Common Stocks	$ 4,185,037	$ -
Bank Deposits	54,405	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 4,239,442	$ -

* Other financial investments include forward exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds did not hold any Level 2 or Level 3 securities during the period reported.

4. FEDERAL INCOME TAX

At June 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same, for book purposes, as indicated below:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation

Grail American Beacon Large Cap Value ETF	$ 3,849,647	$ 404,711	$ (14,916)	$ 389,795

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

5. ACCOUNTING PRONOUNCEMENTS

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events ( “FAS 165”), which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. Although there is new terminology, the standard is based on the same principles as those that currently exist in the auditing standards. The standard, which includes a new required disclosure of the date through which an entity has evaluated subsequent events, is effective for interim or annual periods ending after June 15, 2009. The adoption of FAS 165 has had no material effect on the Funds’ financial statements and related disclosures.

6. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FAS 165, adopted by the Fund as of May 28, 2009, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through September 18, 2009. Management has determined that there are no material events that would require disclosure in the Fund’s financial statement through this date.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR

240.13a-15(b) or 240.15d-15(b)).
(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Grail Advisory ETF Trust

By: /s/ William M. Thomas
William M. Thomas
Chief Executive Officer

Date: September 18, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ William M. Thomas
William M. Thomas
Chief Executive Officer

Date: September 18, 2009

By: /s/ Bryan M. Hiser
Bryan M. Hiser
Chief Financial Officer

Date: September 18, 2009